Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings:
Bank loans	¥ 2,419,210	¥ 0
Long-term borrowings, current portion:
Bank loans	124,500	0
Asset-backed securities	637,359	0
Total current borrowings	3,181,069	0
Long-term borrowings:
Bank loans	4,328,880	1,575,106
Other loans	100,000	100,000
Asset-backed securities	184,177	0
Total non-current borrowings	4,613,057	1,675,106
Total borrowings	¥ 7,794,126	¥ 1,675,106